Filed with the Securities and Exchange Commission on June 27, 1997

                                    1933 Act Registration File No.   333-14943
                                                    1940 Act File No. 811-7881

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                  __
     Post-Effective Amendment No.  1               x

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  3                              x
     (Check appropriate box or boxes.)

                              BRAZOS MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)

            5949 SHERRY LANE, SUITE 1560,      DALLAS, TEXAS  75225
         (Address of Principal Executive Offices)          (Zip Code)

               with a copy of communications to:

                           Audrey C. Talley, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                         Philadelphia, PA  19103-7098

     Registrant's Telephone Number, including Area Code:    (214) 365-5200

    DAN L. HOCKENBROUGH, 5949 SHERRY LANE, SUITE 1560, DALLAS, TEXAS 75225
                    (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: UPON EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
It is proposed that this filing will become effective (check appropriate box)

     x    immediately upon filing pursuant to paragraph (b)
     __   on ____ pursuant to paragraph (b)
     __   60 days after filing pursuant to paragraph (a)(1)
     __   on ____ pursuant to paragraph (a)(1)
     __   75 days after filing pursuant to paragraph (a)(2)
     __   on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     __   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

An indefinite number of securities is being registered under the Securities Act of 1933 pursuant to Rule 24f-2 thereunder.

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                              BRAZOS MUTUAL FUNDS

                          Items Required By Form N-1A

                              PART A - PROSPECTUS

Form N-1A
ITEM NUMBER                                       LOCATION IN PROSPECTUS
-----------                                       ----------------------
  1.        Cover Page                            Cover Page*
  2.        Synopsis                              Fund Expenses*; Prospectus
                                                  Summary*; Risk Factors*
  3.        Condensed Financial Information       Financial Highlights**;
                                                  Performance Calculations*
  4.        General Description of Registrant     Prospectus Summary*; Risk
                                                  Factors*; Investment
                                                  Objective*; Investment
                                                  Policies*; Other Investment
                                                  Policies*; Investment
                                                  Limitations*
  5.        Management of the Fund                Prospectus Summary*;
                                                  Investment Adviser*;
                                                  Administrative Services*;
                                                  Portfolio Transactions*
  5A.       Management's Discussion of            To be provided in
            Fund Performance                      Registrant's Annual Report
                                                  to Shareholders
  6.        Capital Stock and other Securities    Purchase of Shares*;
                                                  Dividends, Capital Gains
                                                  Distributions and Taxes*;
                                                  General Information*
  7.        Purchase of Securities Being Offered  Purchase of Shares*;
                                                  Distributor*; Shareholder
                                                  Services*; Valuation of
                                                  Shares*
  8.        Redemption or Repurchase              Redemption of Shares*;
                                                  Shareholder Services*
  9.        Legal Proceedings                     Not Applicable

* PREVIOUSLY FILED WITH THE REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT (FILED ON DECEMBER 16, 1996) AND INCORPORATED HEREIN BY REFERENCE.

** FINANCIAL HIGHLIGHTS WITH RESPECT TO THE BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO AND BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO ARE CONTAINED HEREIN.

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                              BRAZOS MUTUAL FUNDS

                          Items Required By Form N-1A

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

FORM N-1A                                         LOCATION IN STATEMENT
ITEM NUMBER                                       OF ADDITIONAL INFORMATION
-----------                                       -------------------------
  10.       Cover Page                            Cover Page*
  11.       Table of Contents                     Cover Page*; Table of
                                                  Contents*
  12.       General Information and History       General Information*
  13.       Investment Objectives and Policies    Investment Objectives and
                                                  Policies*; Investment
                                                  Limitations*
  14.       Management of the Registrant          Management of the Fund*;
                                                  Investment Adviser*
  15.       Control Persons and Principal         Management of the Fund*
            Holders of Securities
  16.       Investment Advisory and Other         Investment Adviser*
            Services
  17.       Brokerage Allocation                  Portfolio Transactions*
  18.       Capital Stock and Other Securities    General Information*
  19.       Purchase, Redemption and Pricing of   Purchase of Shares*;
            Securities Being Offered              Redemption of Shares*;
                                                  Shareholder Services*
  20.       Tax Status                            General Information*
  21.       Underwriters                          Management of the Fund*
  22.       Calculation of Performance Data       Performance Calculations*
  23.       Financial Statements                  Financial Statements

* PREVIOUSLY FILED WITH THE REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT (FILED ON DECEMBER 16, 1996) AND INCORPORATED HEREIN BY REFERENCE.

BRAZOS MUTUAL FUNDS
BRAZOS/JMIC Small Cap Growth Portfolio
Financial Highlights


The following tables include selected data for a share outstanding throughout the period December 31, 1996 (Commencement of Operations) through May 31,1997. The figures in this table are unaudited and should be read in conjunction with the financial statements and notes thereto.



NET ASSET VALUE - BEGINNING OF PERIOD.....            $10.00
                                                      ------

INVESTMENT OPERATIONS:
 Net investment loss.....................              (0.01)
 Net realized and unrealized gain on
    investments..........................               1.93
                                                      ------
     Total from investment operations....               1.92
                                                      ------

NET ASSET VALUE - END OF PERIOD..........             $11.92
                                                      ======

TOTAL RETURN***..........................             19.20%
Ratios (to average net assets)/
 Supplemental Data Expenses +............            1.35%**
 Net investment income...................          (0.41)%**
Portfolio turnover rate..................          304.23%**
Average commission rate paid.............            $0.0569
Net assets at end of period ($000 omitted)           $18,332

*	Unannualized.
**	Annualized.
+	The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherswise payable by the Portfolio
	(if necessary) in order to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent have agreed to waive a portion of their fees. Without the assumption of and waivers of expenses the annualized ratio of expenses to average daily net assets would have been 3.45% for the period ended May 31, 1997.



Supplement dated June 27, 1997
to Prospectus dated December 31, 1996 following page 3.

BRAZOS MUTUTAL FUNDS
BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Financial Highlights


December 31, 1996 (Commencement of Operations) through May 31, 1997.
The figures in this table are unaudited and should be read in conjunction with the Funds financial statements and notes thereto.




NET ASSET VALUE - BEGINNING OF PERIOD....             $10.00
                                                      ------

INVESTMENT OPERATIONS:
 Net investment income...................               0.10
 Net realized and unrealized gain on
    investments..........................               0.46
                                                      ------
    Total from investment operations.....               0.56
                                                      ------

DISTRIBUTIONS:
 From net investment income..............              (0.05)

NET ASSET VALUE - END OF PERIOD..........             $10.51
                                                      ======

TOTAL RETURN***..........................              5.60%
Ratios (to average net assets)
 /Supplemental Data:
 Expenses++..............................            1.25%**
 Net investment income...................            3.07%**
Portfolio turnover rate..................           95.81%**
Average commission rate paid.............            $0.0632
Net assets at end of period (000 omitted)            $30,770

*	Unannualized.
**	Annualized.
+	The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherswise payable by the Portfolio
	(if necessary) in order to keep the annual expense ratio from exceeding 1.25% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent have agreed to waive a portion of their fees. Without the assumption of and waivers of expenses the annualized ratio of expenses to average daily net assets would have been 2.61% for the period ended May 31, 1997.



Supplement dated June 27, 1997
to Prospectus dated December 31, 1996 following page 3.

      Financial Statements, for the period December 31, 1996 (Commencement of Operations) to May 31, 1997
          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

      December 11, 1996 Financial Statements
          Statement of Assets and Liabilities
          Notes to Financial Statements
          Report of Independent Accountants

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited)                          May 31, 1997

                                                             MARKET VALUE
												 SHARES        (NOTES 2)
                                                 ------      ------------
COMMON STOCK - 96.9%
BASIC RESOURCES (NON-ENERGY) - 0.2%
     Sinter Metals, Inc. (A Shares)*.........      1,000    $      36,875
                                                              -----------
BUSINESS SERVICES - 8.9%
     Abacus Direct Corp.*....................      7,200          187,200
     ABR Information Services, Inc.*.........      5,600          179,900
     Airnet Systems, Inc. *..................      5,600           94,500
     CBT Group Plc*..........................      5,900          321,550
     Paychex, Inc............................      9,150          336,262
     Precision Response Corp.*...............      4,900          112,088
     Sykes Enterprises, Inc.*................      7,500          186,562
     TeleTech Holdings, Inc.*................      8,800          203,500
                                                              -----------
     TOTAL BUSINESS SERVICES...........................         1,621,562
                                                              -----------
CONSUMER DURABLES - 7.5%
     Furniture Brands International, Inc.*...     11,900          185,937
     Herman Miller, Inc......................     10,500          375,375
     HON Industries, Inc.....................      6,500          315,250
     International Multifoods Corp...........      7,000          197,750
     SPX Corp................................      4,900          292,163
                                                              -----------
     TOTAL CONSUMER DURABLES...........................         1,366,475
                                                              -----------
CONSUMER MERCHANDISING - 10.2%
     Action Performance Companies, Inc.*.....      5,500          132,344
     Claire's Stores, Inc....................      7,600          146,300
     Coldwater Creek, Inc.*..................     10,000          170,000
     Cort Business Services Corp.*...........     12,800          355,200
     Filene's Basement Corp.*................     31,500          196,875
     General Nutrition Companies, Inc.*......     14,000          325,500
     Global DirectMail Corp.*................      5,500          130,625
     Renters Choice, Inc.*...................      9,500          182,875
     Westpoint Stevens, Inc.*................      6,100          231,038
                                                              -----------
     TOTAL CONSUMER MERCHANDISING......................         1,870,757
                                                              -----------
CONSUMER SERVICES - 7.0%
     Bristol Hotel Co.*......................      3,100          113,925
     Cellstar Corp.*.........................      3,000          107,625
     DeVRY, INC.*............................     10,100          279,012
     Doubletree Corp.*.......................      4,700          210,325
     FelCor Suite Hotels, Inc................      1,700           63,325
     Interstate Hotels Co.*..................      2,000           52,500
     Patriot American Hospitality, Inc.......      6,800          147,050
     Prime Hospitality Corp.*................      5,400          100,575

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited) - continued              May 31, 1997

                                                             MARKET VALUE
												 SHARES        (NOTES 2)
                                                 ------      ------------

     Sylvan Learning Systems, Inc.*..........      5,700    $     204,488
                                                              -----------
     TOTAL CONSUMER SERVICES...........................         1,278,825
                                                              -----------
ELECTRONIC TECHNOLOGY - 10.0%
     ADC Telecommunications, Inc.*...........     10,500          359,625
     DuPont Photomasks, Inc.*................      2,100          113,925
     Etec Systems, Inc.*.....................      2,500          111,250
     Plexus Corp.*...........................      3,600          135,900
     Sanmina Corp.*..........................      4,000          231,750
     Tekelec*................................      6,500          227,500
     Unitrode Corp.*.........................     11,200          555,800
     Waters Corp.*...........................      3,200          103,200
                                                              -----------
     TOTAL ELECTRONIC TECHNOLOGY.......................         1,838,950
                                                              -----------
ENERGY - 10.2%
     Barrett Resources Corp.*................      4,400          147,400
     BJ Services Co.*........................      9,800          541,450
     Nabors Industries, Inc.*................      8,800          197,450
     National-Oilwell, Inc.*.................      4,900          237,038
     Newfield Exploration Co.*...............     13,700          294,550
     Pogo Producing Co.......................      4,000          160,000
     Smith International, Inc.*..............      5,500          288,062
                                                              -----------
     TOTAL ENERGY......................................         1,865,950
                                                              -----------
FINANCIAL - 2.1%
     FirstMerit Corp.........................      3,700          169,738
     Peoples Heritage Financial Group, Inc...      1,800           59,625
     Westamerica Bancorporation..............      2,400          163,800
                                                              -----------
     TOTAL FINANCIAL...................................           393,163
                                                              -----------
HEALTHCARE PRODUCTS - 3.0%
     Jones Medical Industries, Inc...........     10,200          365,925
     Serologicals Inc.*......................      9,800          187,425
                                                              -----------
     TOTAL HEALTHCARE PRODUCTS.........................           553,350
                                                              -----------
HEALTHCARE SERVICES - 4.4%
     CRA Managed Care, Inc.*.................      1,000           45,750
     National Surgery Centers, Inc.*.........      2,800          107,800
     Occusystems, Inc.*......................      2,200           57,750
     PAREXEL International Corp.*............      6,000          197,250
     Teva Pharmaceutical Industries Ltd......      5,000          300,000
     United Wisconsin Services, Inc..........      2,500           89,062
                                                              -----------
     TOTAL HEALTHCARE SERVICES.........................           797,612
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Unaudited) - continued             May 31, 1997


                                                             MARKET VALUE
												 SHARES        (NOTES 2)
                                                 ------      ------------

MEDIA - 12.5%
     Cinar Films, Inc.*......................     11,800    $     300,900
     Clear Channel Communications, Inc.*.....     10,600          560,475
     Heftel Broadcasting Corp. (A Shares)*...      4,800          237,600
     Outdoor Systems, Inc.*..................     15,200          503,500
     TMP Worldwide, Inc.*....................      8,100          162,000
     Universal Outdoor Holdings, Inc.*.......     16,400          533,000
                                                              -----------
     TOTAL MEDIA.......................................         2,297,475
                                                              -----------
TECHNOLOGY SERVICES/SOFTWARE - 18.6%
     Affiliated Computer Services, Inc.*.....      7,600          201,400
     Analysts International Corp.............      6,500          235,625
     BDM Intl., Inc.*........................     13,500          351,000
     CIBER, Inc.*............................      8,000          331,000
     Complete Business Solutions, Inc.*......     12,100          214,775
     Computer Horizons Corp.*................      4,500          250,875
     Computer Task Group, Inc................      1,700          103,913
     Information Management Resources, Inc.*.      7,000          245,875
     Keane, Inc.*............................      9,300          524,288
     National Instruments Corp.*.............        500           16,561
     Pure Atria Corp.*.......................     26,400          422,400
     SunGard Data Systems, Inc.*.............      6,600          280,500
     U.S. Robotics Corp.*....................      2,800          235,200
                                                              -----------
     TOTAL TECHNOLOGY SERVICES/SOFTWARE................         3,413,412
                                                              -----------
TRADITIONAL HEAVY INDUSTRY - 2.3%
     TETRA Technologies, Inc.*...............     10,000          200,000
     Watts Industries, Inc. (A Shares).......      9,000          223,875
                                                              -----------
     TOTAL TRADITIONAL HEAVY INDUSTRY..................           423,875
                                                              -----------

     TOTAL COMMON STOCK (COST $14,910,449).................    17,758,281
                                                              -----------

MUTUAL  FUNDS - 1.9%
     Scudder Managed Cash Fund (Cost $357,000)...357,000          357,000
                                                              -----------
TOTAL INVESTMENTS (COST $15,267,449)+ - 98.8%..............    18,115,281
                                                              -----------
OTHER ASSETS AND LIABILITIES, NET - 1.2%...................       216,482
                                                              -----------
NET ASSETS - 100.0%........................................ $  18,331,763
                                                             -----------

*Non-income producing security.
+The  cost  for  Federal  income tax purposes.   At  May  31,  1997,  net
 unrealized appreciation was $2,847,832. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $3,035,604, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $187,772.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Schedule of Investments (Unaudited)                          May 31, 1997



                                                             MARKET VALUE
												 SHARES        (NOTES 2)
                                                 ------      ------------
COMMON STOCK - 97.5%
     APARTMENTS - 19.6%
     Apartment Investment & Management Co....     20,400    $     568,650
     Avalon Properties, Inc..................     23,100          635,250
     Bay Apartment Communities, Inc..........     20,100          708,525
     Camden Property Trust...................     11,800          346,625
     Columbus Realty Trust...................     25,800          567,600
     Equity Residential Properties Trust.....      9,800          463,050
     Essex Property Trust, Inc...............     20,600          610,275
     Gables Residential Trust................     22,100          552,500
     Irvine Apartment Communities............      2,700           75,938
     Post Properties, Inc....................      3,900          155,025
     Security Capital Atlantic, Inc..........     20,700          452,812
     Security Capital Pacific Trust..........     13,400          298,150
     Summit Properties, Inc..................     30,100          605,762
                                                              -----------
                                                                6,040,162
                                                              -----------

	 HEALTHCARE - 4.3%
     Alexandria Real Estate Equities, Inc....     17,200          378,400
     Healthcare Realty Trust, Inc............     28,700          746,200
     Omega Healthcare Investors, Inc.........      6,500          212,875
                                                              -----------
                                                                1,337,475
                                                              -----------
     HOTELS - 12.3%
     FelCor Suite Hotels, Inc................      5,500          204,875
     Host Marriott Corp. *...................     38,400          676,800
     Innkeepers USA Trust....................     50,700          709,800
     Patriot American Hospitality, Inc.......     45,900          992,588
     Prime Hospitality Corp.*................     16,700          311,037
     Starwood Lodging Trust..................     23,400          871,650
                                                              -----------
                                                                3,766,750
                                                              -----------
     INDUSTRIAL - 11.6%
     Bedford Property Investors, Inc.........     31,800          596,250
     CenterPoint Properties Corp.............     31,700          951,000
     Liberty Property Trust..................     21,200          508,800
     Meridian Industrial Trust...............     27,300          627,900
     Weeks Corp..............................     28,500          897,750
                                                              -----------
                                                                3,581,700
                                                              -----------
     MANUFACTURED HOMES - 3.2%
     Chateau Communities, Inc................      4,700          123,375
     Manufactured Home Communities, Inc......     12,900          283,800
     Sun Communities, Inc....................     17,700          577,463
                                                              -----------
                                                                  984,638
                                                              -----------

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Schedule of Investments (Unaudited) - continued              May 31, 1997

                                                             MARKET VALUE
												 SHARES        (NOTES 2)
                                                 ------      ------------

 NET LEASE - 4.6%
     Franchise Finance Corporation of America     27,600    $     665,850
     TriNet Corporate Realty Trust, Inc......     22,800          746,700
                                                              -----------
                                                                1,412,550
                                                              -----------
     OFFICE -25.3%
     Arden Realty Group, Inc.................     26,200          677,925
     Beacon Properties Corp..................     32,000          992,000
     Brandywine Realty Trust.................     25,800          522,450
     Cali Realty Corp........................     27,800          823,575
     CarrAmerica Realty Corp.................     21,500          610,062
     Cousins Properties, Inc.................        700           18,725
     Duke Realty Investments, Inc............     16,600          632,875
     Great Lakes Reit, Inc...................     31,100          482,050
     Highwoods Properties, Inc...............     39,600        1,197,900
     Prentiss Properties Trust...............     43,200        1,015,200
     Reckson Associates Realty Corp..........     22,200          499,500
     Spieker Properties, Inc.................      8,000          295,000
                                                              -----------
                                                                7,767,262
                                                              -----------
     RETAIL - 8.0%
     Bradley Real Estate, Inc................     12,800          241,600
     CBL & Associates Properties, Inc........     29,600          703,000
     Developers Diversified Realty Corp......      3,900          145,275
     Excel Realty Trust, Inc.................      5,200          134,550
     JP Realty, Inc..........................     17,500          452,812
     Regency Realty Corp.....................     10,900          287,488
     The Macerich Co.........................     18,400          496,800
                                                              -----------
                                                                2,461,525
                                                              -----------
     STORAGE - 8.6%
     Shurgard Storage Centers, Inc...........     10,700          299,600
     Sovran Self Storage, Inc................     23,700          687,300
     Storage Trust Realty....................     29,200          730,000
     Storage USA, Inc........................     24,100          918,813
                                                              -----------
                                                                2,635,713
                                                              -----------
     TOTAL COMMON STOCK (COST $29,758,065).............        29,987,775
                                                              -----------

MUTUAL FUNDS  - 1.8%
     Scudder Managed Cash Fund (COST $549,000)   549,000          549,000
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Schedule of Investments (Unaudited) - continued              May 31, 1997

                                                             MARKET VALUE
												 SHARES        (NOTES 2)
                                                 ------      ------------

U.S. TREASURY OBLIGATIONS  - 1.6%
     U.S. Treasury Bill, 4.27%, 06/05/97
     (COST $499,781                           500,000        $    499,781
                                                              -----------


TOTAL INVESTMENTS (COST $30,806,846)+ - 100.9%                 31,036,556
                                                              -----------

OTHER ASSETS AND LIABILITIES, NET - (0.9)%............           (266,145)
                                                              -----------

NET ASSETS - 100.0%...................................       $ 30,770,411
                                                              -----------

*Non-income producing security.
+The  cost  for  Federal  income tax purposes.  At  May   31,  1997,  net
 unrealized appreciation was $229,710. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $682,681, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $452,971.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited)                 May 31, 1997


                                                   SMALL CAP     REAL ESTATE
                                                     GROWTH       SECURITIES
                                                   PORTFOLIO      PORTFOLIO
                                                   ---------    ------------
ASSETS:
Investments in securities, at market
 (identified cost$15,267,449 and $30,806,846,
 respectively) (Note 2) ....................      $18,115,281     $31,036,556
Cash.......................................               785           1,178
Receivable for investment securities sold..           282,756         577,311
Receivable for Fund shares sold............                 -         465,345
Dividends and interest receivable..........             4,526          21,504
Deferred organization and offering costs
(Note 2)...................................            45,613          45,613
Due from Adviser...........................             1,723               -
Other assets...............................             2,191           2,191
                                                  -----------     -----------
  Total assets.............................        18,452,875      32,149,698
                                                  -----------     -----------

LIABILITIES:
Payable for investment securities purchased            72,263       1,111,136
Payable for Fund shares redeemed...........                 -         200,000
Due to Adviser (Note 4)....................                 -          17,983
Other accrued expenses (Note 4)............            48,849          50,168
                                                  -----------     -----------
  Total liabilities........................           121,112       1,379,287
                                                  -----------     -----------
Net Assets, at market value................        18,331,763      30,770,411
                                                  ===========     ===========

NET ASSETS CONSIST OF:
Capital paid in............................       $15,770,899     $30,267,233
Undistributed net investment income (loss).           (15,517)        136,286
Accumulated net realized gain (loss).......          (271,451)        137,182
Net unrealized appreciation of investments.         2,847,832         229,710
                                                  -----------     -----------
Net Assets, for 1,537,493 and 2,928,133
 shares outstanding,respectively...........       $18,331,763     $30,770,411
                                                  ===========     ===========
NET ASSET VALUE, offering and redemption
 price per share($18,331,763\1,537,493 and
 $30,770,411\2,928,133 outstanding shares
 of beneficial interest,no par value,
 respectively)..............................           $11.92          $10.51
                                                       ======          ======
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Statements of Operations for the Period December 31, 1996+ through May 31, 1997 (Unaudited)


                                                   SMALL CAP      REAL ESTATE
                                                    GROWTH        SECURITIES
                                                   PORTFOLIO       PORTFOLIO
                                                   ---------     ------------

INVESTMENT INCOME:
Dividends..................................       $    9,646      $   196,947
Interest...................................           25,678           52,059
                                                  ----------      -----------
  Total investment income .................           35,324          249,006
                                                  ----------      -----------

EXPENSES:
 Advisory fee (Note 4).....................           33,893           51,832
 Administration fee (Note 4)...............           13,534           14,939
 Accounting fee (Note 4)...................           18,740           18,740
 Custodian fee (Note 4)....................            8,258            8,909
 Transfer Agent fee (Note 4)...............           15,876           15,878
 Trustees' fees and expenses (Note 4)......            1,932            1,932
 Amortization of organization and
   offering expenses (Note 2)..............           15,737           15,737
 Registration fees.........................            1,195            1,590
 Reports to shareholders...................            6,684            6,689
 Legal.....................................            5,117            5,117
 Audit.....................................            6,987            6,987
  Other....................................            1,807            1,807
                                                  ----------      -----------
  Total expenses before fee waivers........          129,760          150,157
  Advisory fee waived (Note 4).............          (33,893)         (51,832)
  Administration fee waived (Note 4).......           (4,051)          (4,051)
  Accounting fee waived (Note 4)...........           (5,610)          (5,610)
  Transfer agent fee waived (Note 4).......           (3,750)          (3,750)
     Reimbursement from Adviser (Note 4)...          (31,615)         (12,923)
	                                              -----------     -----------
     Total expenses, net...................            50,841          71,991
	                                              -----------     -----------
  Net investment income (loss).............           (15,517)        177,015
                                                  -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investment
  transactions.............................          (271,451)        137,182
  Net unrealized appreciation of
   investments during the period...........         2,847,832         229,710
                                                  -----------     -----------
  Net gain on investments..................         2,576,381         366,892
                                                  -----------     -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS:...........................        $2,560,864        $543,907
                                                  ===========     ===========
+    Commencement of Operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets



                                                   SMALL CAP     REAL ESTATE
												    GROWTH        SECURITIES
												   PORTFOLIO      PORTFOLIO
												   ----------   -------------


FOR THE PERIOD DECEMBER 31, 1996+
 Through May 31, 1997 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss).............       $   (15,517)     $   177,015
 Net realized gain (loss) on investment
  transactions............................          (271,451)         137,182
  Net unrealized appreciation
   of investments during the period.......         2,847,832          229,710
                                                 -----------     ------------
  Net increase in net assets resulting
   from operations........................         2,560,864          543,907
                                                 -----------     ------------
Distributions to shareholders from:
  Net investment income ($0.00 and $0.05
     per share, respectively).............                 -          (40,729)
	                                             -----------     ------------
Increase in net assets from Fund share
 transactions (Note 5)....................        15,720,899       30,217,233
                                                 -----------     ------------
 Total increase in net assets.............        18,281,763       30,720,411

NET ASSETS:
  Beginning of period.....................            50,000           50,000
                                                 -----------     ------------
  End of period...........................       $18,331,763      $30,770,411
                                                 ===========     ============

+    Commencement of operations.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Financial Highlights


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                            FOR THE PERIOD DECMBER 31, 1996*
                                                   THROUGH MAY 31, 1997
                                                       (UNAUDITED)
                                            --------------------------------
SMALL CAP GROWTH PORTFOLIO

NET ASSET VALUE - BEGINNING OF PERIOD.....            $10.00
                                                      ------

INVESTMENT OPERATIONS:
 Net investment loss.....................              (0.01)
 Net realized and unrealized gain on
    investments..........................               1.93
                                                      ------
     Total from investment operations....               1.92
                                                      ------

NET ASSET VALUE - END OF PERIOD..........             $11.92
                                                      ======

TOTAL RETURN***..........................             19.20%
Ratios (to average net assets)/
 Supplemental Data Expenses +............            1.35%**
 Net investment income...................          (0.41)%**
Portfolio turnover rate..................          304.23%**
Average commission rate paid.............            $0.0569
Net assets at end of period ($000 omitted)           $18,332

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUTAL FUNDS
Financial Highlights - continued





                                           FOR THE PERIOD DECEMBER 31, 1996*
										           THROUGH MAY 31,1997
                                                      (UNAUDITED)
                                           --------------------------------
REAL ESTATE SECURITIES PORTFOLIO

NET ASSET VALUE - BEGINNING OF PERIOD....             $10.00
                                                      ------

INVESTMENT OPERATIONS:
 Net investment income...................               0.10
 Net realized and unrealized gain on
    investments..........................               0.46
                                                      ------
    Total from investment operations.....               0.56
                                                      ------

DISTRIBUTIONS:
 From net investment income..............              (0.05)

NET ASSET VALUE - END OF PERIOD..........             $10.51
                                                      ======

TOTAL RETURN***..........................              5.60%
Ratios (to average net assets)
 /Supplemental Data:
 Expenses++..............................            1.25%**
 Net investment income...................            3.07%**
Portfolio turnover rate..................           95.81%**
Average commission rate paid.............            $0.0632
Net assets at end of period (000 omitted)            $30,770

*    Commencement of operations.
**   Annualized.
***  Unannualized.
+ The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherswise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent have agreed to waive a portion of their fees. Without the assumption of and waivers of expenses the annualized ratio of expenses to average daily net assets would have been 3.45% for the period ended May 31, 1997.
++ The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherswise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.25% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent have agreed to waive a portion of their fees. Without the assumption of and waivers of expenses the annualized ratio of expenses to average daily net assets would have been 2.61% for the period ended May 31, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited)              May 3, 1997


1.DESCRIPTION OF THE FUND. The Brazos Mutual Funds (the "Fund"  )
  is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into two Portfolios, the
  BRAZOS/JMIC  Small  Cap  Growth Portfolio  ("Small  Cap  Growth
  Portfolio") and the BRAZOS/JMIC Real Estate Securities Portfolio ("Real Estate Securities Portfolio")(each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objective of the Small Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies. The investment objective of the Real Estate Securities Portfolio is to provide a balance of income and appreciation (with reasonable risk to principal) by investing primarily in equity securities of companies which are principally engaged in the real estate industry.

  Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.



2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

  SECURITY VALUATION. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

  FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  The Portfolios are also subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

  DISTRIBUTIONS TO SHAREHOLDERS. The Small Cap Growth Portfolio will normally distribute substantially all of its net investment income in an annual dividend. The Real Estate Securities Portfolio will normally distribute substantially all of its net investment income in quarterly dividends. Both Portfolios will distribute any realized net capital gains annually.

  The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capital gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital  received  from  the REITs, as  well  as  a  return  of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies ("SOP"), distributions representing a return of capital for tax purposes are charged to capital paid in.

  DEFERRED ORGANIZATION AND OFFERING COSTS. Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the Fund's first year of operation.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The
  preparation   of   financial  statements  in  conformity   with
  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the
  reporting  period.   Actual results  could  differ  from  those
  estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3.INVESTMENT SECURITIES. During the period ended May 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                        SMALL CAP GROWTH    REAL ESTATE SECURITIES
                           PORTFOLIO               PORTFOLIO
                        -----------------   ---------------------
     Purchases........      $ 25,101,940          $ 34,469,757
     Sales............         9,920,219             4,797,635

4.ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The  Fund,
  on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an investment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. Under an Investment Advisory Agreement with the Fund, dated November 25, 1996, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the average daily net assets of each Portfolio. The Adviser has voluntarily agreed to keep operating expenses for the Small Cap Growth Portfolio and Real Estate Securities Portfolio
  (excluding taxes, extraordinary expenses, brokerage commissions and interest) from exceeding an annual rate of 1.35% and 1.25%, respectively, of each Portfolio's average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

  The following table summarizes the advisory fees for the period ended May 31, 1997:



                                        GROSS ADVISER     ADVISER        ADVISER
                                            FEE          FEE WAIVED   REIMBURSEMENT
                                         -------------  -----------   -------------
  Small Cap Growth Portfolio..........     $33,893       $(33,893)       $(31,615)
  Real Estate Securities Portfolio....      51,832        (51,832)        (12,923)

  Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, provides administration services to the Fund. For administration services provided, RSMC receives an annual administration fee from the Fund equal to the greater of: (1) a minimum annual fee of $32,500 for each of the first two single-class Portfolios plus $15,000 for any additional Portfolio, or second or additional class of a Portfolio; or
  (2) an asset-based fee, equal to a percentage of the average daily net assets of the Fund, on a Fund-wide basis, according to the following schedule: 0.15% of the first $50 million in assets; plus 0.10% of assets between $50 million and $200 million; plus 0.07% of assets in excess of $200 million. Each Portfolio shares in its pro-rata portion of the Fund's fee. For the period ended May 31, 1997, RSMC fees for administration services for the Small Cap Growth Portfolio and Real Estate Securities Portfolio were $13,534 and $14,939, respectively, of which $4,051 and $4,051, respectively, were waived.

  RSMC determines the net asset value per share of the Portfolios and provides accounting services to the Portfolios. For accounting services provided RSMC receives an annual fee of $45,000 per Portfolio, plus an asset-based fee, equal to a percentage of the average daily net assets of each Portfolio, according to the following schedule: 0.03% of assets between $50 million and $100 million; plus 0.02% of assets in excess of $100 million. For the period ended May 31, 1997, RSMC fees for accounting services for the Small Cap Growth Portfolio and Real Estate Securities Portfolio were $18,740 per Portfolio, of which $5,610 per Portfolio was waived.

  RSMC also serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Fund, dated December 31, 1996. WTC serves as Custodian of the assets of the Fund.

  Pursuant to a Distribution Agreement with the Fund dated December 31, 1996, Rodney Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of WTC, assists in securing purchasers for
  shares  of  the  Fund.   RSD  also  directly,  or  through  its
  affiliates, provides investor support services. RSD receives no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses.

  Certain trustees and officers of the Fund are also officers of the Fund's Investment Adviser. Such trustees and officers are paid no fees by the Fund for serving as trustees or officers of the Fund.

5.FUND SHARES. At May 31, 1997, there were an unlimited number of shares of beneficial interest, no par value, authorized.
  The  following table summarizes the activity in shares of  each
  Portfolio:

 FOR THE PERIOD DECEMBER 31, 1996+
   THROUGH MAY 31, 1997 (UNAUDITED)

                                      SMALL CAP             REAL ESTATE
                                   GROWTH PORFOLIO      SECURITIES PORTFOLIO
                                   ---------------      --------------------
                              SHARES       AMOUNT       SHARES        AMOUNT
                              ------       ------       ------        ------
 Shares sold..............   1,602,113  $16,440,937   3,037,492   $31,377,401
 Shares issued to
 shareholders in
 reinvestment of
 distributions............           -            -       3,780        39,844
 Shares redeemed..........     (69,620)    (720,038)   (118,139)   (1,200,012)
                             ---------  -----------    --------    ----------

 Net increase.............   1,532,493  $15,720,899   2,923,133   $30,217,233
                                        ===========               ===========

 Shares outstanding:
 Beginning of period......       5,000                    5,000
                             ---------                ---------
 End of period............   1,537,493                2,928,133
                             =========                =========

<FOOTNOTE>
+Commencement of Operations.
</FOOTNOTE>

                              BRAZOS MUTUAL FUNDS

                                   FORM N-1A

                          PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)   Financial statements:

      Included in Part A of this Registration Statement:
          Financial Highlights for the period December 31, 1996
          (Commencement of Operations) to May 31, 1997.

      Included in Part B of this Registration Statement:

      Financial Statements, for the period December 31, 1996 (Commencement of Operations) to May 31, 1997
          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

      December 11, 1996 Financial Statements
          Statement of Assets and Liabilities
          Notes to Financial Statements
          Report of Independent Accountants

(b)   Exhibits:

(1)   (a)   Certificate of Trust*
      (b)   Agreement and Declaration of Trust**
(2)   Bylaws**
(3)   Not Applicable
(4)   Not Applicable
(5)   Investment Advisory Contract**
(6)   Underwriting Contract and Selected Dealer Agreement***
(7)   Not Applicable
(8)   Custodian Agreement***
(9) Administration Agreement***, Transfer Agency Agreement*** and Accounting Services Agreement***
(10)  Opinion and Consent of Counsel (to be filed with 24f-2 Notice)
(11)  Consent of Independent Accountant
(12)  Not Applicable
(13)  Subscription Agreement***
(14)  Not Applicable
(15)  Not Applicable
(16)  Not Applicable
(17)  Financial Data Schedule
(18)  Not Applicable
(19)  Powers of Attorney***

      *Previously filed with the SEC on Form N-1A on October 29, 1996 and incorporated herein by reference.

      **Previously filed with Pre-Effective Amendment No. 1 to registration statement on December 2, 1996 and incorporated herein by reference.

      *** Previously filed with Pre-Effective Amendment No. 2 to registration statement on December 16, 1996 and incorporated herein by reference.


Item 25.  Persons Controlled by or Under Common Control with Registrant

          Registrant is not controlled by or under common control with any person.

Item 26.  Number of Holders of Securities

                                                  NUMBER OF RECORD HOLDERS
     TITLE OF SERIES                              AS OF MAY 31, 1997
     ---------------                              ------------------------
     Shares of Beneficial Interests of:

     BRAZOS/JMIC Small Cap Growth Portfolio                 108

     BRAZOS/JMIC Real Estate Securities Portfolio           100

Item 27.    Indemnification

            Reference is made to Article VII of Registrant's Agreement and Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Adviser

            Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration

            Statement. The information required by this Item 28 with respect to each director, officer, or partner of the investment adviser of the Registrant is incorporated by reference to the Form ADV filed by the investment adviser listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the date and under the File number indicated:

            John  McStay  Investment Counsel     3-31-96   SEC File  No.  801-
            20244

Item 29.  Principal Underwriters

          (a) Investment Companies for which Rodney Square Distributors, Inc. also acts as principal underwriter:

                 The Rodney Square Fund
                 The Rodney Square Multi-Manager Fund
                 The Rodney Square Strategic Fixed-Income Fund
                 The Rodney Square Tax-Exempt Fund
                 Heitman Real Estate Fund
                 The HomeState Group
                 Kalmar Pooled Investment Trust
                 Kiewit Mutual Fund
                 1838 Investment Advisors Funds
                 The Olstein Funds

         (b) Reference is made to the caption "Distributor" in the Prospectuses constituting Part A of this Registration Statement. The information required by this Item 29 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Underwriter with the Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

                  Rodney Square Distributors, Inc.   SEC File No. 8-37006

Item 30.  Location of Accounts and Records

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Adviser, the Registrant's Transfer and Administrative Agent: Rodney Square Management Corporation, and the Registrant's Custodian Bank: Wilmington Trust Company.

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Brazos Mutual Funds, certifies that this Post-Effective Amendment No. 1 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, and State of Texas on the 27th day of June, 1997.


                                        BRAZOS MUTUAL FUNDS
                                        -------------------------------
                                                    Registrant

                                        By/S/ DANIEL HOCKENBROUGH*
                                        -------------------------------
                                                    Daniel Hockenbrough
                                                    President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ DANIEL HOCKENBROUGH*      Trustee,                 June 27, 1997
Daniel Hockenbrough           Chief Executive and
                              Financial Officer

/S/ JOHN H. MASSEY*           Trustee                  June 27, 1997
John H. Massey


/S/ DAVID M. REICHERT*        Trustee                  June 27, 1997
David M. Reichert

*Pursuant to authority granted in a Power of Attorney

By:  /S/ AUDREY C. TALLEY
     Audrey C. Talley
     Attorney-in-Fact

                                 EXHIBIT INDEX

Item 24(b)  Exhibits


            11.     Consent of Independent Accountants
            17.     Financial Data Schedule